Equity - Share based payment expense (Details) R$ in Thousands	12 Months Ended
Jun. 30, 2023 BRL (R$) shares
Disclosure of reserves within equity [line items]
Share-based payments expense during the year | R$	R$ 14,533
Ending Balance | R$	R$ 2,110,357
Beginning Balance (in shares) | shares	0
Granted options (in shares) | shares	49,518,732
Cancelled (in shares) | shares	(3,800,000)
Ending Balance (in shares) | shares	45,718,732
Share-Based Compensation reserve
Disclosure of reserves within equity [line items]
Beginning Balance | R$	R$ 0
Ending Balance | R$	R$ 14,533